Annual Total Returns - Fidelity Freedom Blend 2025 Fund [BarChart] - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2025 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2025 Fund- Class K6
Bar Chart Table:
Annual Return 2019	20.18%
Annual Return 2020	14.46%